Note 7 - Share Based Compensation	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Share-based Payment Arrangement [Text Block]
7.	Share based compensation

General

On
February 24, 2017,
in connection with the IPO, the Company’s board of directors and shareholders approved an equity compensation plan, the
2017
Omnibus Incentive Plan (the
“2017
Plan”), which became effective on
March 9, 2017,
to provide an additional incentive to selected officers, employees, non-employee directors, independent contractors and consultants of the Company (the “Participants”) under certain conditions. Under the
2017
Omnibus Incentive Plan, the maximum number of the Company’s ordinary shares reserved for issuance is
2,137,037
shares.

During
2017,
the Company granted a total of
1,141,477
restricted shares to employee and non-employee under the
2017
Plan, among which
318,700
restricted shares was forfeited during
2017.
During
2018,
the Company granted a total of
9,815
restricted shares to employee and non-employee under the
2017
Plan. The restricted shares were subject to various service condition schedule and certain performance conditions with respect to the research and development progress.

During
2017,
the Company granted up to
600,000
common shares to the Chief Medical Officer of the Company under the
2017
Plan. The common shares were subject to certain performance conditions with respect to the research and development progress, and none
of the common shares were vested as of
December 31, 2018.

During
2017,
the Company granted a total of
343,000
nonqualified share options, with an exercise price of
US$29.00
per ordinary share. During
2018,
the Company granted a total of
130,000
nonqualified share options, with a weighted average exercise price of
US$25.08
per ordinary share. The share options have a contractual term of
10
years based on certain service or performance conditions.

Restricted shares

The following table summarizes the Company’s employee restricted share activities under the
2017
Plan:

	Number of shares	Weighted average grant date fair value
		$
Outstanding at December 31, 2016	-	-
Granted	1,141,477	20.76
Vested	(434,615)	22.19
Forfeited	(318,700)	19.80
Outstanding at December 31, 2017	388,162	19.93
Granted	9,815	19.50
Vested	(147,727)	19.88
Forfeited	(95,000)	19.96
Outstanding at December 31, 2018	155,250	19.94
Expected to vest at December 31, 2018	125,250	19.97

As of
December 31, 2018,
the unrecognized compensation cost related to unvested restricted shares expected to vest was
$1,635.
This unrecognized compensation will be recognized over an estimated weighted-average amortization period of
3.4
years.

Share options

The following table summarizes the Company’s share option activities under the
2017
Plan:

	Numbers of options	Weighted average exercise price	Weighted average grant date fair value	Weighted average remaining contractual term	Average intrinsic value
		$	$	Years	$
Outstanding at December 31, 2016	-	-
Granted	343,000	29.00	19.91
Outstanding at December 31, 2017	343,000	29.00		9.98	27
Granted	130,000	25.08	14.49
Forfeited	7,100	29.00	19.91
Outstanding at December 31, 2018	465,900	27.91		9.12	-
Exercisable as of December 31, 2018	335,900	29.00		8.98	-
Vested and expected to vest at December 31, 2018	441,400	28.00		9.11	-

As of
December 31, 2018,
the unrecognized compensation cost related to
441,400
unvested share options expected to vest was
$1,066.
This unrecognized compensation will be recognized over an estimated weighted-average amortization period of
1.65
years.

Fair value of options

The Black-Scholes-Merton formula was applied in determining the estimated fair value of the options granted. The model requires the input of highly subjective assumptions including the estimated expected share price volatility and the expected terms of awards. These estimates involve inherent risk and uncertainties and the application of management's judgment. The Company historically has limited available historical data to demonstrate consistent early exercise behavior. To determine the expected term of the awards, the Company applied a simplified method considering factors including the timing of achieving various performance conditions and their respective probabilities as well as the contractual life of the options. The risk-free interest rates for the periods within the expected term of the option are based on the U.S. Treasury rate. The Company historically has been a private company and lack company-specific historical and implied volatility information, therefore, the Company estimates the expected volatility based on the historical volatility of a group of similar companies, which are publicly-traded. The Company’s management was ultimately responsible for the determination of the estimated fair value of its share options.

The following table presents the assumptions used to estimate the fair values of the share options granted for the years ended
December 31, 2017
and
2018:

	December 31,
	2017	2018
Fair value of ordinary share	34.00	24.87	~	26.09
Risk-free interest rate	2.28%	2.73%	~	2.89%
Expected term (years)	5.5	5.9	~	6.2
Expected volatility	60%		60%
Expected dividend yield	0%		0%
Contractual life (years)	10		10

The following table summarizes total share-based compensation expense recognized for the year ended
December 31, 2017
and
2018:

	December 31,
	2017	2018
Research and development	17,753	6,821
General and administrative	4,930	(261)
Total	22,683	6,560